Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended		12 Months Ended
	Mar. 26, 2024	Feb. 06, 2025	Feb. 01, 2025	Jan. 31, 2026	Jan. 31, 2026	Feb. 01, 2025	Feb. 03, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The following tables and related disclosures provide information about (i) the “total compensation” of our principal executive officer (“PEO”) and our other named executive officers (“Other NEOs”) as presented under “—Summary Compensation Table” (the “SCT Amounts”), (ii) the “compensation actually paid” to our PEO and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules (the “CAP Amounts”), (iii) certain financial performance measures, and (iv) the relationship of the CAP Amounts to those financial performance measures.

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of company or individual performance. For discussion of how our executive compensation program is designed to align pay with the achievement of our annual and long-term financial and operational goals and recognize individual achievements, please see “—Executive Compensation Design Overview”.

Year (a)	Summary Compensation Table Total for PEO (1) (b)		Compensation Actually Paid to PEO (1)(2) (c)		Average Summary Compensation Table Total for Non-PEO NEOs(1)(2) (d)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2) (e)	Value of Initial Fixed $100 Investment Based on: Company Total Shareholder Return (3) (f)	Net Income (Loss) (millions) (g)
	PEO #1	PEO #2	PEO #1	PEO#2
2025	$1,439,070	91,882	1,439,070	89,609	$972,594	972,594	$ 34.88	$ 6,378
2024	$400,199	1,251,519	223,608	1,262,749	$819,645	792,923	$ 45.61	$ (19,047)
2023	$1,022,341	N/A	766,127	N/A	$731,616	665,213	$ 44.06	$ 25,427

_______________________

(1)
For fiscal 2025, 2024 and 2023, our PEO and Other NEOs were as follows:

Fiscal Year	PEO#1	PEO#2	Other NEOs*
2025	Brendan Hoffman, Chief Executive Officer**	David Stefko, Interim Chief Executive Officer ***	Jill Norton, Chief Commercial Officer Akiko Okuma, Chief Administrative Officer and General Counsel Marie Fogel, SVP, Chief Merchandising and Manufacturing Officer
2024	Jonathan "Jack" Schwefel, Chief Executive Officer****	David Stefko, Interim Chief Executive Officer	Marie Fogel, SVP, Chief Merchandising and Manufacturing Officer Lee Meiner, SVP, Chief People Officer
2023	Jonathan "Jack" Schwefel, Chief Executive Officer	N/A	Marie Fogel, SVP, Chief Merchandising and Manufacturing Officer Lee Meiner, SVP, Chief Human Resources Officer Amy "Levy" Trooskin, Former Chief Financial Officer

*

Each of Ms. Norton and Ms. Okuma began serving in an executive officer capacity effective February 6, 2025. Each of Ms. Fogel and Mr. Meiner served in an executive officer capacity until February 6, 2025. Ms. Levy served as Chief Financial Officer of the Company from February 10, 2023 until June 30, 2023.

**	Mr. Hoffman was appointed Chief Executive Officer and PEO, effective February 6, 2025.
***

Mr. Stefko resigned from the position of Interim Chief Executive Officer of the Company and interim PEO, effective February 6, 2025. During fiscal 2024, Mr. Stefko served as interim PEO from March 26, 2024.

****	Mr. Schwefel departed from the Company on March 26, 2024.

(2)
A reconciliation of Total Compensation from the Summary Compensation Table to Compensation Actually Paid to our PEOs and our Other NEOs (as an average) for fiscal year 2025 is shown below:

Adjustments		2025
		PEO #1 ($)	PEO #2 ($)	Average Other NEOs ($)
Total Compensation from SCT		1,439,070	91,882	972,594
(Subtraction):	SCT Stock Awards and Option Awards	-	-	(18,000)
Addition:	Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	-	-	18,000
Addition (Subtraction):	Change in fair value from prior fiscal year end to covered fiscal year end of awards granted in any prior fiscal year that are outstanding and unvested at year end	-	-	-
Addition:	Vesting date fair value of awards granted and vesting during the covered fiscal year	-	-	-
Addition (Subtraction):	Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered year	-	(2,273)	-
(Subtraction):	Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered year	-	-	-
Addition:	Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	-	-	-
COMPENSATION ACTUALLY PAID (as calculated)		1,439,070	89,609	972,594
(3)
Total shareholder return is calculated based on a fixed investment of one hundred dollars measured from the market close on January 27, 2023 (the last trading day of fiscal 2022) through and including the end of each fiscal year reported in the table.

PEO Total Compensation Amount							$ 1,022,341
PEO Actually Paid Compensation Amount							766,127
Adjustment To PEO Compensation, Footnote
(2)
A reconciliation of Total Compensation from the Summary Compensation Table to Compensation Actually Paid to our PEOs and our Other NEOs (as an average) for fiscal year 2025 is shown below:

Adjustments		2025
		PEO #1 ($)	PEO #2 ($)	Average Other NEOs ($)
Total Compensation from SCT		1,439,070	91,882	972,594
(Subtraction):	SCT Stock Awards and Option Awards	-	-	(18,000)
Addition:	Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	-	-	18,000
Addition (Subtraction):	Change in fair value from prior fiscal year end to covered fiscal year end of awards granted in any prior fiscal year that are outstanding and unvested at year end	-	-	-
Addition:	Vesting date fair value of awards granted and vesting during the covered fiscal year	-	-	-
Addition (Subtraction):	Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered year	-	(2,273)	-
(Subtraction):	Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered year	-	-	-
Addition:	Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	-	-	-
COMPENSATION ACTUALLY PAID (as calculated)		1,439,070	89,609	972,594
(3)
Total shareholder return is calculated based on a fixed investment of one hundred dollars measured from the market close on January 27, 2023 (the last trading day of fiscal 2022) through and including the end of each fiscal year reported in the table.

Non-PEO NEO Average Total Compensation Amount				$ 972,594		$ 819,645	731,616
Non-PEO NEO Average Compensation Actually Paid Amount				$ 972,594		792,923	665,213
Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid to our PEOs and the Average of the Compensation Actually Paid to the Other NEOs and the Company's Cumulative Total Shareholder Return ("TSR").

From fiscal years 2023 to 2024, (i) there is no relationship between the CAP Amounts for our PEO #1 Mr. Schwefel and the Company's TSR because Mr. Schwefel departed the Company less than two months into fiscal year 2024 and more than half of the CAP Amount for Mr. Schwefel in fiscal year 2024 consisted of salary continuation pursuant to the terms of his severance agreement; (ii) there is no relationship between the CAP Amounts for our PEO #2 Mr. Stefko and the Company's TSR because our Mr. Stefko did not serve as our PEO in fiscal year 2023; and (iii) the average CAP Amounts for our Other NEOs increased by 19% compared to a 4% increase in our TSR. From fiscal years 2024 to 2025, (i) there is no relationship between the CAP Amounts from our PEO #1 Mr. Hoffman and the Company's TSR because Mr. Hoffman did not serve as our PEO in fiscal 2024; (ii) there is no relationship between the CAP Amounts for our PEO #2 Mr. Stefko and the Company's TSR because Mr. Stefko resigned as PEO less than one week into fiscal year 2025 and more than half of the CAP Amount for Mr. Stefko in fiscal year 2025 consisted of fees for consulting services and retainer fees for serving as a member of the Company's Board of Directors; and (iii) the average CAP Amounts for our other NEOs increased by 23% compared to a 24% decrease in our TSR.

From fiscal years 2023 to 2025, (i) there is no relationship between the CAP Amounts for our fiscal year 2025 PEO #1 Mr. Hoffman and PEO #2 Mr. Stefko and the Company's TSR because neither Mr. Stefko nor Mr. Hoffman served as our PEO in fiscal year 2023 and Mr. Schwefel did not serve as our PEO in fiscal year 2025; and (ii) the average of the compensation actually paid to the Other NEOs increased by 46% compared to a 21% decrease in our TSR.

Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid to our PEOs and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Net Income (Loss).

From fiscal years 2023 to 2024, (i) there is no relationship between the CAP Amounts for our PEO #1 Mr. Schwefel and the Company's Net Income (Loss) because Mr. Schwefel departed the Company less than two months into fiscal year 2024 and more than half of the CAP Amount for Mr. Schwefel in fiscal year 2024 consisted of salary continuation pursuant the terms of his severance agreement; (ii) there is no relationship between the CAP Amounts for our PEO #2 Mr. Stefko and the Company's Net Income (Loss) because Mr. Stefko did not serve as our PEO in fiscal year 2023 and (iii) the average CAP Amounts for our Other NEOs increased by 19% compared to a 175% decrease from Net Income to Net Loss over the same time period. From fiscal years 2024 to 2025, (i) there is no relationship between the CAP Amounts for our PEO # 1 Mr. Hoffman and the Company's Net Income (Loss) because Mr. Hoffman did not serve as our PEO in fiscal 2024; (ii) there is no relationship between the CAP Amounts for our PEO #2 Mr. Stefko and the Company's Net Income (Loss) because Mr. Stefko resigned as PEO less than one week into fiscal year 2025 and more than half of the CAP Amount for Mr. Stefko in fiscal year 2025 consisted of fees for consulting services and retainer fees for serving as a member of the Board of Directors; and (iii) the average CAP Amounts for our other NEOs increased by 23% compared to a 133% increase from Net Loss to Net Income over the same period.

From fiscal years 2023 to 2025, (i) there is no relationship between the CAP Amounts for our fiscal year 2025 PEO #1 Mr. Hoffman and PEO #2 Mr. Stefko and the Company's Net Income (Loss) because neither Mr. Hoffman nor Mr. Stefko served as our PEO in fiscal year 2023 and Mr. Schwefel did not serve as our PEO in fiscal 2025; and (ii) the average CAP Amounts for our Other NEOs increased by 51%, compared to a 75% decrease in Net Income over the same time period.

Total Shareholder Return Amount				$ 34.88		45.61	44.06
Net Income (Loss)				6,378,000,000		$ (19,047,000,000)	$ 25,427,000,000
PEO Name	Jonathan "Jack" Schwefel	David Stefko	David Stefko		Brendan Hoffman		Jonathan "Jack" Schwefel
David Stefko, Interim
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 91,882	$ 1,251,519		$ 91,882
PEO Actually Paid Compensation Amount		89,609	1,262,749
Jonathan "Jack" Schwefel
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 400,199
PEO Actually Paid Compensation Amount			$ 223,608
Brendan Hoffman
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 1,439,070			1,439,070
PEO Actually Paid Compensation Amount					$ 1,439,070
PEO | David Stefko, Interim | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,273)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(18,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 18,000